Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income (Loss)
Net loss	$ (6,552)	$ (12,678)	$ (6,560)
Other comprehensive income, net of tax:
Unrealized gains on marketable securities arising during the period	16
Tax effect
Unrealized gains on marketable securities arising during the period, net of tax	16
Reclassification adjustment for realized losses	(1)
Tax effect
Reclassification adjustment for realized losses, net of tax	(1)
Other Comprehensive Income, net of tax	15
Total Comprehensive Income	$ (6,537)	$ (12,678)	$ (6,560)